REMUNERATION TO AUDITORS APPOINTED AT THE PARENT COMPANY'S ANNUAL GENERAL MEETING (Tables)	12 Months Ended
Dec. 31, 2018
Auditor's remuneration [abstract]
Schedule of auditor remuneration
USDm	2018	2017	2016
Audit fees
Fees payable to the Company's auditor for the audit of the Company's annual accounts	0.4	0.4	0.4
Audit of the Company's subsidiaries pursuant to legislation	0.2	0.2	0.1
Total audit fees	0.6	0.6	0.5

Non-audit fees
Audit-related services	0.2	0.4	0.6
Tax services	0.0	-	0.3
Other services	0.0	-	0.1
Total non-audit fees	0.2	0.4	1.0

Total	0.8	1.0	1.5